Restatement of Previously Issued Financial Statements - Consolidated Statements of Comprehensive Income (Details) - USD ($) $ in Millions		3 Months Ended						6 Months Ended	9 Months Ended	12 Months Ended
		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net (loss)/income		$ (654)	[1]	$ 267	[1]	$ 149	[1],[2],[3]	$ 416 [1]	$ (238) [1]	$ (155)	$ (635)	[1],[2],[3]	$ 4,087
Change in unrealized gain/(loss) on marketable securities, net		(47)		50		(5)	[3]	45	(2)	17	(460)	[3]	(982)
Other than temporary impairment of marketable securities, reclassification to statement of operations		153				0	[3]	0	153	153	752	[3]	0
Change in unrealized foreign exchange differences						0	[3]			0	(15)	[3]	(22)
Change in actuarial gain/(loss) relating to pension		4				6	[3]	6	10	22	27	[3]	(28)
Change in unrealized gain on interest rate swaps in VIEs and subsidiaries		2				(2)	[3]	(2)		1	0	[3]	1
Share of other comprehensive income from associated companies		7		(3)		(7)	[3]	(10)	(3)	10	10	[3]	0
Other comprehensive income/(loss):		119		47		(8)	[3]	39	158	203	314	[3]	(1,031)
Total comprehensive income/(loss) for the period		(535)		314		141	[3]	455	(80)	48	(321)	[3]	3,056
Comprehensive income attributable to the non-controlling interest		5		15		16	[3]	31	35	34	7	[3]	53
Comprehensive income/(loss) attributable to the parent		(540)		299		125	[3]	424	(115)	$ 14	(328)	[3]	$ 3,003
Derivative valuation adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net (loss)/income								41
Change in unrealized gain/(loss) on marketable securities, net								0
Other than temporary impairment of marketable securities, reclassification to statement of operations								0
Change in actuarial gain/(loss) relating to pension								0
Change in unrealized gain on interest rate swaps in VIEs and subsidiaries								0
Share of other comprehensive income from associated companies								0
Other comprehensive income/(loss):								0
Total comprehensive income/(loss) for the period								41
Comprehensive income attributable to the non-controlling interest								1
Comprehensive income/(loss) attributable to the parent								40
As previously filed on Form 20-F
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net (loss)/income	[1]	(656)		276		88	[2],[3]	364	(292)		(750)	[2],[3]
Change in unrealized gain/(loss) on marketable securities, net		(47)		50		(38)	[3]	12	(35)		(427)	[3]
Other than temporary impairment of marketable securities, reclassification to statement of operations		153				11	[3]	11	164		741	[3]
Change in unrealized foreign exchange differences	[3]					0					(15)
Change in actuarial gain/(loss) relating to pension		4				6	[3]	6	10		27	[3]
Change in unrealized gain on interest rate swaps in VIEs and subsidiaries		2				(2)	[3]	(2)
Share of other comprehensive income from associated companies		7		(3)		(7)	[3]	(10)	(3)		10	[3]
Other comprehensive income/(loss):		119		47		(30)	[3]	17	136		336	[3]
Total comprehensive income/(loss) for the period		(537)		323		58	[3]	381	(156)		(414)	[3]
Comprehensive income attributable to the non-controlling interest		4		16		14	[3]	30	34		(4)	[3]
Comprehensive income/(loss) attributable to the parent		(541)		307		44	[3]	351	(190)		(410)	[3]
Restatement Adjustment | Derivative valuation adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net (loss)/income	[1]	2		(9)		50	[2],[3]	41	43		136	[2],[3]
Change in unrealized gain/(loss) on marketable securities, net		0		0		0	[3]		0		0	[3]
Other than temporary impairment of marketable securities, reclassification to statement of operations		0				0	[3]		0		0	[3]
Change in unrealized foreign exchange differences	[3]					0					0
Change in actuarial gain/(loss) relating to pension		0				0	[3]		0		0	[3]
Change in unrealized gain on interest rate swaps in VIEs and subsidiaries		0				0	[3]
Share of other comprehensive income from associated companies		0		0		0	[3]		0		0	[3]
Other comprehensive income/(loss):		0		0		0	[3]		0		0	[3]
Total comprehensive income/(loss) for the period		2		(9)		50	[3]		43		136	[3]
Comprehensive income attributable to the non-controlling interest		1		(1)		2	[3]		1		11	[3]
Comprehensive income/(loss) attributable to the parent		$ 1		$ (8)		48	[3]		42		125	[3]
Restatement Adjustment | Other adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net (loss)/income	[1]					11	[2],[3]	11	11		(21)	[2],[3]
Change in unrealized gain/(loss) on marketable securities, net						33	[3]	33	33		(33)	[3]
Other than temporary impairment of marketable securities, reclassification to statement of operations						(11)	[3]	(11)	(11)		11	[3]
Change in unrealized foreign exchange differences	[3]					0					0
Change in actuarial gain/(loss) relating to pension						0	[3]	0	0		0	[3]
Change in unrealized gain on interest rate swaps in VIEs and subsidiaries						0	[3]	0
Share of other comprehensive income from associated companies						0	[3]	0	0		0	[3]
Other comprehensive income/(loss):						22	[3]	22	22		(22)	[3]
Total comprehensive income/(loss) for the period						33	[3]	33	33		(43)	[3]
Comprehensive income attributable to the non-controlling interest						0	[3]	0	0		0	[3]
Comprehensive income/(loss) attributable to the parent						$ 33	[3]	$ 33	$ 33		$ (43)	[3]

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	Refer to Note 39 "Restatement of previously issued financial statements"
[3]	Refer to Note 39 "Restatement of previously issued financial statements"